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May 7, 2001


Securities and Exchange Commission
One Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   Sun Life (N.Y.) Variable Account A ("Registrant")
           Post-Effective Amendment No. 21 (the "Post-Effective Amendment") to Registration Statement on Form N-4 (File No. 2-95002) (the "Registration Statement")


Commissioners:

     In lieu of filing under paragraph (c) of Reg. ss.230.497 of the Securities Act of 1933, Sun Life (N.Y.) Variable Account A ("Registrant") hereby certifies in accordance with paragraph (j) of such Reg. ss.230.497 that:

     (1) The form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Reg. ss.230.497 would not have differed from that contained in the Post-Effective Amendment, and

     (2) The text of the Post-Effective Amendment, which is the most recent amendment to the Registration Statement, was filed electronically.


                                   SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                                   (Registrant)

                                   /s/ SANDRA M. DADALT
                                   Sandra M. DaDalt, Esq.
                                   Senior Counsel